Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income	$ 2,594	$ 4,650	$ 5,205
Foreign currency translation adjustments:
Foreign currency translation adjustments	(685)	(521)	498
Net loss on complete or substantially complete liquidation of foreign subsidiaries	5	0	0
Changes attributable to divestments	41	(9)	519
Foreign currency translation adjustments	(639)	(530)	1,017
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(23)	(10)	24
Reclassification adjustments for net (gains) losses included in net income	2	(5)	(14)
Changes attributable to divestments	0	0	(3)
Unrealized gains (losses) on available-for-sale securities	(21)	(15)	7
Pension and other postretirement plans:
Prior service credits arising during the year	0	0	43
Net actuarial gains (losses) arising during the year	226	411	(200)
Amortization of prior service credit included in net income	(16)	(14)	(11)
Amortization of net actuarial loss included in net income	44	69	88
Net losses from settlements and curtailments included in net income	9	7	518
Changes attributable to divestments	(8)	(6)	151
Pension and other postretirement plan adjustments	255	467	589
Derivative instruments and hedges:
Net unrealized gains (losses) arising during the year	(12)	8	2
Reclassification adjustments for net (gains) losses included in net income	12	(13)	0
Changes in derivatives instruments and hedges	0	(5)	2
Total other comprehensive income (loss), net of tax	(405)	(83)	1,615
Total comprehensive income, net of tax	2,189	4,567	6,820
Total comprehensive (income) loss attributable to noncontrolling interests and redeemable noncontrolling interests, net of tax	(87)	(108)	(86)
Total comprehensive income, attributable to ABB, net of tax	$ 2,102	$ 4,459	$ 6,734